Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related-Party Transactions [Abstract]
Loans to Principal Officers, Directors and Affiliates

Beginning balance	$2,399
New loans	4,442
Effect of changes in composition of related parties	-
Repayments	(177)
Ending balance	$6,664